Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) VEF / $	Dec. 31, 2015 USD ($)	Mar. 31, 2016 VEF / $	Feb. 29, 2016 VEF / $
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Maximum Period of Payment terms for which sales to dealers do not qualify for an "interest free" period	30 days
Delinquent period in which recognition of income on loans is suspended	120 days
Minimum period of delinquency reported on receivables past due date	30 days
Advertising expense	$ 165,000,000	$ 145,000,000	$ 155,000,000
Foreign currency transaction net gain		50,000,000
Foreign currency transaction net loss	78,000,000		581,000,000
Net loss realized on foreign currency	140,000,000	149,000,000	289,000,000
Impairment of non-monetary assets		34,000,000
CNH paid interest	896,000,000	930,000,000	945,000,000
Loss on repurchase of Notes	64,000,000	60,000,000
CNH paid taxes	224,000,000	104,000,000	345,000,000
Gain Loss at the time of securitization	0
Impairment of goodwill and other intangible assets	$ 0	0
ASU 2014-09, Revenue from Contracts with Customers (ASC 606)
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Preliminary impact of adopting the new standard on the net equity		100,000,000
Minimum [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Weighted Average Life	5 years
Maximum [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Weighted Average Life	25 years
Case New Holland Industrial Inc. (formerly Case New Holland Inc.) [Member] | 7.875% Notes [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Loss on repurchase of Notes	$ 64,000,000	60,000,000
Venezuelan Bolivar Fuerte [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Foreign currency transaction net loss	5,000,000	27,000,000	150,000,000
ARGENTINA
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Foreign currency transaction net loss	21,000,000	$ 22,000,000	$ 40,000,000
Venezuelan Bolivar Fuerte [Member]
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Deconsolidate non-cash pretax charge	$ 92,000,000
Venezuelan Bolivar Fuerte [Member] | Subsidiaries
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Bolivar fuerte re-measurement exchange rate | VEF / $		673.76
Charges on re-measurement of monetary asset		$ 12,000,000
Impairment of non-monetary assets		19,000,000
Re-measurement charges on assessment of the recoverability of monetary asset		$ 15,000,000
Venezuelan Bolivar Fuerte [Member] | CENCOEX
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Bolivar fuerte re-measurement exchange rate | VEF / $				10	6.3